Financial assets and liabilities analysis per instrument class and strategy (Tables)	12 Months Ended
Dec. 31, 2017
Financial assets and liabilities analysis per instrument class and strategy
Summary of financial assets and liabilities disclosed in the balance sheet

	Financial instruments related to financing and operational activities
		Fair value						Other
							Net	financial
As of December 31, 2017					Hedging of		investment	instruments
(M$)	Amortized	Available	Held for	Financial	financial	Cash flow	hedge and	Amortized
Assets/(Liabilities)	cost	for sale (a)	trading	debt (b)	debt	hedge	other	cost	Total	Fair value
Equity affiliates: loans	5,135	—	—	—	—	—	—	—	5,135	5,135
Other investments	—	1,727	—	—	—	—	—	—	1,727	1,727
Non-current financial assets	—	—	73	—	337	269	—	—	679	679
Other non-current assets	3,765	50	—	—	—	—	—	—	3,815	3,815
Accounts receivable, net (c)	—	—	—	—	—	—	—	14,893	14,893	14,893
Other operating receivables	—	—	1,977	—	—	12	—	7,347	9,336	9,336
Current financial assets	2,970	—	251	—	172	—	—	—	3,393	3,393
Cash and cash equivalents	—	—	—	—	—	—	—	33,185	33,185	33,185
Total financial assets	11,870	1,777	2,301	—	509	281	—	55,425	72,163	72,163
Total non-financial assets	—	—	—	—	—	—	—	—	170,468	—
Total assets	—	—	—	—	—	—	—	—	242,631	—
Non-current financial debt	(18,470)	—	(20)	(21,768)	(951)	(131)	—	—	(41,340)	(42,886)
Accounts payable (c)	—	—	—	—	—	—	—	(26,479)	(26,479)	(26,479)
Other operating liabilities	—	—	(1,794)	—	—	—	—	(8,341)	(10,135)	(10,135)
Current borrowings	(6,925)	—	—	(4,171)	—	—	—	—	(11,096)	(11,095)
Other current financial liabilities	—	—	(88)	—	(157)	—	—	—	(245)	(245)
Total financial liabilities	(25,395)	—	(1,902)	(25,939)	(1,108)	(131)	—	(34,820)	(89,295)	(90,840)
Total non-financial liabilities	—	—	—	—	—	—	—	—	(153,336)	—
Total liabilities	—	—	—	—	—	—	—	—	(242,631)	—

(a)	Financial assets available for sale are measured at their fair value except for unlisted securities and listed securities on non active markets (see Note 8 to the Consolidated Financial Statements).
(b)	The financial debt is adjusted to the hedged risks value (currency and interest rate) as part of hedge accounting (see Note 15 to the Consolidated Financial Statements).
(c)	The impact of offsetting on accounts receivable, net is $(3,471) million and $3,471 million on accounts payable.

	Financial instruments related to financing and operational activities
		Fair value						Other
							Net	financial
As of December 31, 2016					Hedging of		investment	instruments
(M$)	Amortized	Available	Held for	Financial	financial	Cash flow	hedge and	Amortized
Assets/(Liabilities)	cost	for sale (a)	trading	debt (b)	debt	hedge	other	cost	Total	Fair value
Equity affiliates: loans	4,718	—	—	—	—	—	—	—	4,718	4,718
Other investments	—	1,133	—	—	—	—	—	—	1,133	1,133
Non-current financial assets	—	—	63	—	716	129	—	—	908	908
Other non-current assets	4,051	66	—	—	—	—	—	—	4,117	4,117
Accounts receivable, net (c)	—	—	—	—	—	—	—	12,213	12,213	12,213
Other operating receivables	—	—	2,425	—	—	4	—	7,789	10,218	10,218
Current financial assets	4,413	—	94	—	41	—	—	—	4,548	4,548
Cash and cash equivalents	—	—	—	—	—	—	—	24,597	24,597	24,597
Total financial assets	13,182	1,199	2,582	—	757	133	—	44,599	62,452	62,452
Total non-financial assets	—	—	—	—	—	—	—	—	168,526	—
Total assets	—	—	—	—	—	—	—	—	230,978	—
Non-current financial debt	(11,188)	—	(5)	(28,223)	(3,007)	(644)	—	—	(43,067)	(44,168)
Accounts payable (c)	—	—	—	—	—	—	—	(23,227)	(23,227)	(23,227)
Other operating liabilities	—	—	(2,001)	—	—	(107)	—	(7,508)	(9,616)	(9,616)
Current borrowings	(9,700)	—	—	(4,220)	—	—	—	—	(13,920)	(13,920)
Other current financial liabilities	—	—	(115)	—	(212)	—	—	—	(327)	(327)
Total financial liabilities	(20,888)	—	(2,121)	(32,443)	(3,219)	(751)	—	(30,735)	(90,157)	(91,258)
Total non-financial liabilities	—	—	—	—	—	—	—	—	(140,821)	—
Total liabilities	—	—	—	—	—	—	—	—	(230,978)	—

(a)	Financial assets available for sale are measured at their fair value except for unlisted securities and listed securities on non active markets (see Note 8 to the Consolidated Financial Statements).
(b)	The financial debt is adjusted to the hedged risks value (currency and interest rate) as part of hedge accounting (see Note 15 to the Consolidated Financial Statements).
(c)	The impact of offsetting on accounts receivable, net is $(1,828) million and $1,828 million on accounts payable.

	Financial instruments related to financing and operational activities
		Fair value						Other
							Net	financial
As of December 31, 2015					Hedging of		investment	instruments
(M$)	Amortized	Available	Held for	Financial	financial	Cash flow	hedge and	Amortized
Assets/(Liabilities)	cost	for sale (a)	trading	debt (b)	debt	hedge	other	cost	Total	Fair value
Equity affiliates: loans	4,378	—	—	—	—	—	—	—	4,378	4,378
Other investments	—	1,241	—	—	—	—	—	—	1,241	1,241
Non-current financial assets	—	—	—	—	1,075	144	—	—	1,219	1,219
Other non-current assets	4,298	—	—	—	—	—	—	—	4,298	4,298
Accounts receivable, net (c)	—	—	—	—	—	—	—	10,629	10,629	10,629
Other operating receivables	—	—	3,379	—	—	9	—	7,521	10,909	10,909
Current financial assets	5,858	—	112	—	220	—	—	—	6,190	6,190
Cash and cash equivalents	—	—	—	—	—	—	—	23,269	23,269	23,269
Total financial assets	14,534	1,241	3,491	—	1,295	153	—	41,419	62,133	62,133
Total non-financial assets	—	—	—	—	—	—	—	—	162,351	—
Total assets	—	—	—	—	—	—	—	—	224,484	—
Non-current financial debt	(7,810)	—	—	(33,762)	(2,891)	(1)	—	—	(44,464)	(45,294)
Accounts payable (c)	—	—	—	—	—	—	—	(20,928)	(20,928)	(20,928)
Other operating liabilities	—	—	(1,609)	—	—	(103)	—	(8,202)	(9,914)	(9,914)
Current borrowings	(8,230)	—	—	(4,258)	—	—	—	—	(12,488)	(12,488)
Other current financial liabilities	—	—	(44)	—	(127)	—	—	—	(171)	(171)
Total financial liabilities	(16,040)	—	(1,653)	(38,020)	(3,018)	(104)	—	(29,130)	(87,965)	(88,795)
Total non-financial liabilities	—	—	—	—	—	—	—	—	(136,519)	—
Total liabilities	—	—	—	—	—	—	—	—	(224,484)	—

(a)	Financial assets available for sale are measured at their fair value except for unlisted securities and listed securities on non active markets (see Note 8 to the Consolidated Financial Statements).
(b)	The financial debt is adjusted to the hedged risks value (currency and interest rate) as part of hedge accounting (see Note 15 to the Consolidated Financial Statements).
(c)	The impact of offsetting on accounts receivable, net is $(1,044) million and $1,044 million on accounts payable.